Additional information - Financial Statement Schedule I (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2026 GBP (£) $ / shares	Jun. 30, 2025 GBP (£) $ / shares	Jun. 30, 2024 $ / shares
Condensed financial information
Borrowings | £	£ 688,954	£ 636,974
Red Football Limited
Condensed financial information
Dividend limit in relation to consolidated net income under restricted payment covenants	50.00%
Parent
Condensed financial information
Dividends recognised as distributions to owners per share | $ / shares	£ 0	£ 0	$ 0